Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 33 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the audited consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	December 31, 2025	December 31, 2024
ASSETS
Current assets
Cash	9,293	118,057
Due from subsidiaries	9,864,000	9,819,000
Advance to suppliers	4,700,000	4,950,000
Non-current assets
Investment in subsidiaries	$21,304,966	$12,311,068
Total assets	$35,878,259	$27,198,125
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$612,390	$612,390

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A shares, 900,000,000 shares authorized; 85,406 shares issued and outstanding as of December 31, 2025; 22,540 shares issued and outstanding as of December 31, 2024	18,789	4,959
Class B shares, 100,000,000 shares authorized; 4,091 shares issued and outstanding as of December 31, 2025; 455 shares issued and outstanding as of December 31, 2024	900	100
Additional paid-in capital	27,837,444	18,641,264
Retained earnings	7,794,471	9,184,408
Accumulated other comprehensive (loss) gain	(385,736)	(1,244,996)
Total shareholders’ equity	35,265,869	26,585,735
Total liabilities and shareholders’ equity	$35,878,259	$27,198,125
	For the Years Ended December 31,
	2025	2024	2023
EQUITY IN EARNINGS OF SUBSIDIARIES	$(1,070,673)	$(1,115,977)	$1,218,714
NET (LOSS) INCOME	(1,389,937)	(1,115,977)	1,218,714
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	859,260	(500,306)	(360,677)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	$(530,677)	$(1,616,353)	$858,037
	For the Years Ended December 31,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(1,389,937)	$(1,115,977)	$1,218,714
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	1,070,673	(1,115,977)	1,218,714
Item not involving cash:
Provision for advance to suppliers	250,000	50,000	-
Changes in operating assets and liabilities:
Due from subsidiaries	(45,000)	(8,250,000)	(1,569,000)
Other current liabilities	-	(21,510)	20,510
Net cash used in operating activities	(114,264)	(8,335,596)	(1,716,329)

CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase	-	-	201,354
Advance for potential warehouse investment	-	-	(1,000,000)
Long-term investment	(8,860,000)	-	(3,900,000)
Net cash used in investing activities	(8,860,000)	-	(4,698,646)

CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from registered direct offering	8,865,500	-	-
Proceeds from private placement	-	8,000,000	-
Proceeds from related party	-	2,081,165	-
Repayments to related party	-	(1,629,876)	-
Net cash provided in financing activities	8,865,500	8,451,289	-
EFFECT OF FOREIGN EXCHANGE	-	-	-
CHANGES IN CASH AND RESTRICTED CASH	(108,764)	115,693	(6,414,975)
CASH AND RESTRICTED CASH, beginning of year	118,057	2,364	6,417,339
CASH AND RESTRICTED CASH, end of year	$9,293	$118,057	2,364